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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                Amendment No. 1
                                       to

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                            REGIONS MORGAN KEEGAN SELECT FUNDS
                            50 North Front Street
                            Memphis, Tennessee 38103

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2.   The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

             Regions Morgan Keegan Select LEADER Growth Equity Fund
            Regions Morgan Keegan Select LEADER Growth & Income Fund
                Regions Morgan Keegan Select LEADER Balanced Fund
            Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund
           Regions Morgan Keegan Select LEADER Intermediate Bond Fund
        Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund
              Regions Morgan Keegan Select LEADER Money Market Fund


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3.   Investment Company Act File Number:                    811-06511

     Securities Act File Number:                             33-44737


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4(a). Last day of the fiscal year for which this notice is filed:

                                                     AUGUST 31, 2005

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [  ] Check box if this is the last time the issuer will be filing this Form.

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
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5.   Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the fiscal
                year pursuant to section 24(f):                                                               $573,381,950
                                                                                                        -------------------

         (ii)   Aggregate price of securities redeemed or repurchased
                during the fiscal year:                                              $795,947,364
                                                                                ------------------

         (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                October 11, 1995 that were not previously used to reduce
                registration fees payable to the Commission.*                        $259,218,564
                                                                                ------------------

         (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                    -       $1,055,165,928
                                                                                                        -------------------

         (v)    Net Sales - If item 5(i) is greater than item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]                                                                 $0.00
                                                                                                        -------------------

         -----------------------------------------------------------------------------------------
         (vi) Redemption credits available for use in future years - if             ($481,783,978)
              Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv)          ------------------
              from Item 5(i)]:
         -----------------------------------------------------------------------------------------

         (vii)  Multiplier for determining registration fee  (See Instruction C.9):                              0.0001070
                                                                                                        -------------------


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                            =                $0.00
                (enter "0" if no fee is due):                                                           -------------------


         * Redemption credits available from redemptions attributed to the series listed in section 2, formerly series of LEADER Mutual
         Funds, pursuant to LEADER Mutual Funds' Form 24f-2 filed with the Securities and Exchange Commission on November 10, 2004,
         less the redemption credits applicable to LEADER Short Term Bond
         Fund. On February 18, 2005, the series listed in section 2 became series of Regions Morgan Keegan Select Funds and LEADER
         Short Term Bond Fund became a series of Morgan Keegan Select
         Fund, Inc.
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6.   Prepaid shares
                If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                Act of 1933 pursuant to rule 24e-2 as in effect before October
                11, 1997, then report the amount of securities (number of shares or other units) deducted here: _None______. If there is a number of shares or other units that were registered pursuant to rule
                24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _None_____.

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7.   Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year

                (see Instruction D):
                                                                                                                     $0.00
                                                                                                        -------------------

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


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8. Total of amount of the registration fee due plus any interest due [Line
   5(viii) plus line 7].

                                                                          $0.00
                                                              ==================

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

       ______________


       Method of Delivery:
                              [ ]  Wire Transfer
                              [ ]  Mail or other means

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                                   SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*     /s/ Charles D. Maxwell
                                 -----------------------------------------------
                                 Charles D. Maxwell, Secretary
                                 -----------------------------------------------
   Date November 29, 2005
        -------------------------

        * Please print the name and title of the signing officer below the signature.

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